BARON

FUNDS®

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron Opportunity Fund

Baron Fifth Avenue Growth Fund

Baron Discovery Fund

Baron Durable Advantage Fund

Supplement dated June 29, 2018 to Prospectus dated January 26, 2018

Effective Tuesday, August 28, 2018, the Prospectus of Baron Growth Fund (the “Fund”) is modified as follows:

On page 13 of the Prospectus, the following paragraph under “Management,” which reads as follows: “Portfolio Managers. Ronald Baron serves as the Lead Portfolio Manager of the Fund and has been the portfolio manager of the Fund since its inception on December 31, 1994. Mr. Baron founded the Adviser in 1987. Neal Rosenberg is the Assistant Portfolio Manager of the Fund. Mr. Rosenberg joined the Adviser as a research analyst in May of 2006.” is deleted in its entirety and replaced with the following: “Portfolio Managers. Ronald Baron serves as the Lead Portfolio Manager of the Fund and has been the portfolio manager of the Fund since its inception on December 31, 1994. Neal Rosenberg has been the co-manager of the Fund since August 28, 2018. From January 27, 2017 to August 28, 2018, Mr. Baron served as the Lead Portfolio Manager of the Fund and Mr. Rosenberg served as the Assistant Portfolio Manager of the Fund. Mr. Baron founded the Adviser in 1987. Mr. Rosenberg joined the Adviser as a research analyst in May of 2006.”

On page 61 of the Prospectus, the following paragraphs under “Management of the Funds,” which read as follows:

“Mr. Baron is the Lead Portfolio Manager of Baron Growth Fund and has been the portfolio manager of Baron Growth Fund since its inception on December 31, 1994. In addition, Mr. Baron has managed three registered mutual funds, Baron Partners Fund since its inception as a limited partnership on January 31, 1992, Baron Focused Growth Fund since its inception as a limited partnership on

May 31, 1996, and Baron WealthBuilder Fund since its inception on December 29, 2017. He has managed money for others since 1975. Mr. Baron is also a senior member of the Adviser’s research team and the Chief Investment Officer of the Adviser. The Funds’ SAI provides additional information about Mr. Baron’s compensation, other accounts managed by Mr. Baron and his ownership in shares of the Funds.

Neal Rosenberg is the Assistant Portfolio Manager of Baron Growth Fund. Mr. Rosenberg has worked at the Adviser as an analyst since May of 2006. From 2004 to 2006, Mr. Rosenberg worked at JPMorgan Securities as an equity research analyst. From 2003 to 2004, Mr. Rosenberg worked at Merrill Lynch & Co. as an associate in the Mergers and Acquisitions group.”

are deleted in its entirety and replaced with the following:

“Mr. Baron is the Lead Portfolio Manager of Baron Growth Fund and has been the portfolio manager of Baron Growth Fund since its inception on December 31, 1994. Neal Rosenberg has been the co-manager of Baron Growth Fund since August 28, 2018. From January 27, 2017 to August 28, 2018, Mr. Baron served as the Lead Portfolio Manager of the Fund and Mr. Rosenberg served as the Assistant Portfolio Manager of the Fund. In addition, Mr. Baron has managed three registered mutual funds, Baron Partners Fund since its inception as a limited partnership on January 31, 1992, Baron Focused Growth Fund since its inception as a limited partnership on May 31, 1996, and Baron WealthBuilder Fund since its inception on December 29, 2017. He has managed money for others since 1975. Mr. Baron is also a senior member of the Adviser’s research team and the Chief Investment Officer of the Adviser. The Funds’ SAI provides additional information about Mr. Baron’s compensation, other accounts managed by Mr. Baron and his ownership in shares of the Funds.

Mr. Rosenberg has worked at the Adviser as an analyst since May of 2006. From 2004 to 2006, Mr. Rosenberg worked at JPMorgan Securities as an equity research analyst. From 2003 to 2004, Mr. Rosenberg worked at Merrill Lynch & Co. as an associate in the Mergers and Acquisitions group.”

This information supplements the Prospectus dated January 26, 2018. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.